Fair Value	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value	Fair Value
(a) Fair Value of Financial Instrument Assets
The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value by maximizing the use of observable inputs and minimizing the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing an asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about what market participants would use in pricing the asset or liability based on the best information available in the circumstances. The level in the hierarchy within which a given fair value measurement falls is determined based on the lowest level input that is significant to the measurement.
The Company determines the appropriate level in the hierarchy for each financial instrument that it measures at fair value. In determining fair value, the Company uses various valuation approaches, including market, income and cost approaches. The hierarchy is broken down into three levels based on the observability of inputs as follows:
•Level 1 inputs—Unadjusted, quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
The Company’s financial instruments that it measures at fair value using Level 1 inputs generally include equities listed on a major exchange.
•Level 2 inputs—Quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in inactive markets and significant directly or indirectly observable inputs, other than quoted prices, used in industry accepted models.
The Company’s financial instruments that it measures at fair value using Level 2 inputs generally include: U.S. government issued bonds; U.S. government sponsored enterprises bonds; certain U.S. state, territory and municipal entities bonds; non-U.S. sovereign government, supranational and government related bonds; investment grade and high yield corporate bonds; mortgage-backed and certain asset-backed securities; short-term investments; certain preferred equities; certain privately placed corporate loans; and certain derivative assets and liabilities.
•Level 3 inputs—Unobservable inputs.
The Company’s financial instruments that it measures at fair value using Level 3 inputs generally include: inactively traded fixed maturities including U.S. state, territory and municipal bonds; special purpose financing asset-backed bonds; certain short-term investments; unlisted equity securities; certain privately placed corporate loans, notes and loans receivable and notes securitizations; certain real estate company investments; certain fund investments included in Other invested assets; and certain other derivatives, including weather derivatives, longevity insurance-linked securities; options and warrants; and total return swaps included in Other invested assets.
At December 31, 2022 and 2021, the Company’s financial instruments measured at fair value were classified between Levels 1, 2 and 3 as follows (in thousands of U.S. dollars):

December 31, 2022	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value based on NAV as practical expedient	Total
Fixed maturities
U.S. government and government sponsored enterprises	$—	$1,797,934	$—	$—	$1,797,934
U.S. states, territories and municipalities	—	10,126	48,747	—	58,873
Non-U.S. sovereign government, supranational and government related	—	1,654,532	—	—	1,654,532
Corporate bonds	—	5,759,149	—	—	5,759,149
Asset-backed securities	—	12,434	15,930	—	28,364
Residential mortgage-backed securities	—	3,723,062	—	—	3,723,062
Fixed maturities	$—	$12,957,237	$64,677	$—	$13,021,914
Short-term investments	$—	$516,603	$6,907	$—	$523,510
Equities
Real estate	$61,754	$—	$1,814	$—	$63,568
Consumer non-cyclical	—	—	10,081	—	10,081
Diversified	—	—	9,667	—	9,667
Consumer cyclical	4,449	—	28	—	4,477
Energy	3	—	1,514	—	1,517
Finance	—	—	120	—	120
Industrials	20	—	76	—	96
Insurance	—	42	—	—	42
Fund investments	—	—	—	840,318	840,318
Equities	$66,226	$42	$23,300	$840,318	$929,886
Other invested assets
Derivative assets
Foreign exchange forward contracts	$—	$13,705	$—	$—	$13,705
Interest rate swaps	—	258	—	—	258
Insurance-linked securities	—	—	6,657	—	6,657
Options and warrants	—	—	8,691	—	8,691
TBAs	—	578	—	—	578
Other
Corporate loans (1)	—	1,015,529	287,278	—	1,302,807
Notes and loans receivable and notes securitization	—	—	3,166	—	3,166
Real estate company investment	—	—	491,602	—	491,602
Fund investments	—	—	36,274	1,271,612	1,307,886
Derivative liabilities
Foreign exchange forward contracts	—	(17,336)	—	—	(17,336)
Interest rate swaps	—	(153)	—	—	(153)
Other invested assets	$—	$1,012,581	$833,668	$1,271,612	$3,117,861
Total	$66,226	$14,486,463	$928,552	$2,111,930	$17,593,171

(1)Corporate loans includes a portfolio of third-party, individually managed privately issued corporate loans that are managed under an externally managed mandate with a fair value of $1.0 billion and $1.0 billion at December 31, 2022 and 2021, respectively. The mandate primarily invests in U.S. floating rate, first lien, senior secured broadly syndicated loans with a focus on facility sizes greater than $300 million. Corporate loans also includes $0.3 billion and $0.4 billion of other privately issued corporate loans at December 31, 2022 and 2021, respectively.

December 31, 2021	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value based on NAV practical expedient	Total
Fixed maturities
U.S. government and government sponsored enterprises	$—	$2,118,772	$—	$—	$2,118,772
U.S. states, territories and municipalities	—	12,878	95,181	—	108,059
Non-U.S. sovereign government, supranational and government related	—	2,181,127	—	—	2,181,127
Corporate bonds	—	5,441,908	—	—	5,441,908
Asset-backed securities	—	—	16,764	—	16,764
Residential mortgage-backed securities	—	4,204,644	—	—	4,204,644
Fixed maturities	$—	$13,959,329	$111,945	$—	$14,071,274
Short-term investments	$—	$205,146	$—	$—	$205,146
Equities
Real estate	$97,854	$—	$2,097	$—	$99,951
Consumer non-cyclical	343	—	10,081		10,424
Consumer cyclical	7,341	—	1,394	—	8,735
Diversified	4	—	7,468	—	7,472
Energy	1,112	—	2,368	—	3,480
Industrials	137	—	220	—	357
Finance	—	—	128	—	128
Insurance	—	18	—	—	18
Fund investments (1)	—	—	—	1,621,019	1,621,019
Equities	$106,791	$18	$23,756	$1,621,019	$1,751,584
Other invested assets
Derivative assets
Foreign exchange forward contracts	$—	$8,841	$—	$—	$8,841
Total return swaps	—	—	153	—	153
Insurance-linked securities	—	—	5,663	—	5,663
Other	—	—	3,059	—	3,059
Other
Corporate loans (1)	—	1,104,444	287,527	—	1,391,971
Notes and loans receivable and notes securitization	—	—	6,575	—	6,575
Real estate company investment (2)	—	—	560,687	—	560,687
Fund investments (1)	—	—	11,739	1,346,797	1,358,536
Derivative liabilities
Foreign exchange forward contracts	—	(6,657)	—	—	(6,657)
Total return swaps	—	—	(1,079)	—	(1,079)
Interest rate swaps	—	(10,489)	—	—	(10,489)
Other invested assets	$—	$1,096,139	$874,324	$1,346,797	$3,317,260
Total	$106,791	$15,260,632	$1,010,025	$2,967,816	$19,345,264

(1)The classification of fund investments was revised from Level 3 to "Fair values based on NAV practical expedient" in order to align the disclosure with the valuation methodology used by the Company. In addition, the classification of certain investments in corporate loans was revised from Level 3 to Level 2 to reflect the appropriate fair value hierarchy level for investments with quoted prices, and one investment was reclassified from corporate loans to fund investments. The comparative disclosures as of December 31, 2021 have been revised to align with the presentation at December 31, 2022. These revisions are not considered to be material to previously issued financial statements.
(2)A certain investment previously disclosed as equity method and excluded from the fair value table is now included and presented as a Level 3 investment in order to align the disclosure with the valuation methodology used by the Company. The comparative disclosures as of December 31, 2021 have been revised to align with the presentation at December 31, 2022. This revision is not considered to be material to previously issued financial statements. Accordingly, no changes were made to the prior period Consolidated Balance Sheet or Consolidated Statements of Operations.
Other invested assets included in the fair value tables above at December 31, 2022 and 2021, exclude investments that are accounted for using the equity method of accounting (see Note 4(f) for further details).
At December 31, 2022 and 2021, the carrying value of accrued investment income approximated fair value due to its short-term nature.
Disclosures about the fair value of financial instruments that the Company does not measure at fair value exclude insurance contracts and certain other financial instruments. At December 31, 2022 and 2021, the fair values of financial instrument assets recorded in the Consolidated Balance Sheets not described above approximate their carrying values.
The reconciliations of the beginning and ending balances for financial instruments measured at fair value using Level 3 inputs for the years ended December 31, 2022 and 2021, were as follows (in thousands of U.S. dollars):

For the year ended December 31, 2022	Balance at beginning of year	(Losses) gains included in net income	Purchases	Settlements and sales (1)	Net transfers into Level 3	Balance at end of year	Change in unrealized (losses) gains relating to assets held at end of year
Fixed maturities
U.S. states, territories and municipalities	$95,181	$(13,862)	$—	$(32,572)	$—	$48,747	$(14,108)
Asset-backed securities	16,764	—	—	(834)	—	15,930	—
Fixed maturities	$111,945	$(13,862)	$—	$(33,406)	$—	$64,677	$(14,108)
Short-term investments	$—	$—	$6,907	$—	$—	$6,907	$—
Equities
Energy	$2,368	$(854)	$—	$—	$—	$1,514	$(854)
Consumer non-cyclical	10,081	—	—	—	—	10,081	—
Real estate	2,097	(283)	—	—	—	1,814	(283)
Consumer cyclical	1,394	(1,366)	—	—	—	28	(1,366)
Finance	128	(8)	—	—	—	120	(8)
Industrials	220	13	—	(157)	—	76	(53)
Diversified	7,468	(223)	2,759	(337)	—	9,667	(344)
Equities	$23,756	$(2,721)	$2,759	$(494)	$—	$23,300	$(2,908)
Other invested assets
Derivatives, net	$7,796	$1,929	$5,631	$(8)	$—	$15,348	$996
Corporate loans	287,527	1,443	34,543	(42,589)	6,354	287,278	2,166
Notes and loan receivables and notes securitization	6,575	(594)	—	(2,815)	—	3,166	2,301
Fund investments	11,739	92	30,286	(5,843)	—	36,274	322
Real estate company investment	560,687	(69,085)	—	—	—	491,602	(69,085)
Other invested assets	$874,324	$(66,215)	$70,460	$(51,255)	$6,354	$833,668	$(63,300)
Total	$1,010,025	$(82,798)	$80,126	$(85,155)	$6,354	$928,552	$(80,316)

(1)Included sales of Fixed maturities and Other invested assets of $32 million and $36 million, respectively. Sales of Fixed maturities were comprised of U.S. states, territories and municipalities. Sales of Other invested assets included sales of corporate loans of $33 million and sales of notes and loan receivables and notes securitization of $3 million.

For the year ended December 31, 2021	Balance at beginning of year	(Losses) gains included in net income	Purchases	Settlements and sales (1)	Net transfers into (out of) Level 3	Balance at end of year	Change in unrealized (losses) gains relating to assets held at end of year
Fixed maturities
U.S. states, territories and municipalities	$120,477	$(7,330)	$—	$(17,966)	$—	$95,181	$(8,818)
Asset-backed securities	17,528	—	—	(764)	—	16,764	—
Corporate	16,530	165	—	(16,695)	—	—	—
Fixed maturities	$154,535	$(7,165)	$—	$(35,425)	$—	$111,945	$(8,818)
Equities
Energy	$34,448	$54,509	$6	$(86,595)	$—	$2,368	$1,326
Consumer non-cyclical	6,886	7,557	—	—	(4,362)	10,081	4,522
Insurance	4,000	—	—	(4,000)	—	—	—
Real estate	2,338	(241)	—	—	—	2,097	(241)
Consumer cyclical	475	(916)	1,835	—	—	1,394	(916)
Finance	138	(10)	—	—	—	128	(10)
Industrials	39	245	309	(334)	(39)	220	99
Diversified	3,098	1,901	2,469	—	—	7,468	1,901
Equities (2)	$51,422	$63,045	$4,619	$(90,929)	$(4,401)	$23,756	$6,681
Other invested assets
Derivatives, net	$(862)	$5,718	$3,059	$(119)	$—	$7,796	$4,018
Corporate loans (2)	374,556	(9,883)	78,673	(151,543)	(4,276)	287,527	(6,844)
Notes and loan receivables and notes securitization	7,121	(71)	21	(496)	—	6,575	(6,895)
Fund investments (2)	32,810	(149)	392	(21,314)	—	11,739	(149)
Real estate company investment (2)	494,010	66,677	—	—	—	560,687	66,677
Other invested assets	$907,635	$62,292	$82,145	$(173,472)	$(4,276)	$874,324	$56,807
Total	$1,113,592	$118,172	$86,764	$(299,826)	$(8,677)	$1,010,025	$54,670

(1)Included sales of Fixed maturities, Equities and Other invested assets of $17 million, $91 million and $119 million, respectively. Sales of Fixed maturities were comprised of U.S. states, territories and municipalities. Sales of Equities included sales of $87 million in energy and $4 million in insurance. Sales of Other invested assets included sales of corporate loans.
(2)The Level 3 reconciliation for the year ended December 31, 2021 has been recast to reflect the reclassification of certain investments within the fair value table as discussed above.
During the year ended December 31, 2022, five corporate loans valued at $15 million were transferred from Level 2 to Level 3 due to the unavailability of quoted prices for similar securities in active markets, and five corporate loans valued at $9 million were transferred from Level 3 to Level 2 due to the availability of quoted prices for similar securities in active markets.
During the year ended December 31, 2021, two equity securities valued at $4 million were transferred from Level 3 to Level 1 due to the availability of quoted prices in active markets, four corporate loans valued at $7 million were transferred from Level 3 to Level 2 due to the availability of quoted prices for similar securities in active markets, and one corporate loan valued at $3 million was transferred from Level 2 to Level 3 due to the unavailability of quoted prices for similar securities in active markets.
The significant unobservable inputs used in the valuation of financial instruments measured at fair value using Level 3 inputs at December 31, 2022 and 2021 were as follows (fair value in thousands of U.S. dollars):

December 31, 2022	Fair value	Valuation techniques	Unobservable inputs	Range (Weighted average (1))
Fixed maturities
U.S. states, territories and municipalities	$48,747	Discounted cash flow	Credit spreads	2.7% – 3.6% (3.4%)
Short-term investments	6,907	Discounted cash flow	Credit spreads	2.5% (2.5%)
Other invested assets
Insurance-linked securities – longevity swaps	6,657	Discounted cash flow	Credit spreads	5.7% (5.7%)
Fund investments	6,008	Discounted cash flow	Effective yield	0.6% (0.6%)
Note securitization	188	Discounted cash flow	Credit spreads	2.5% (2.5%)
Real estate company investment	491,602	Income capitalization	Estimated rental value (per sq ft)	$84 – $90 ($87)
			Net initial yield	2.2% – 4.6% (3.9%)
			Reversionary yield	4.6% – 5.3% (4.9%)
		Comparable method	Sale value (per sq ft)	$1,617 – $5,459 ($4,836)

December 31, 2021	Fair value	Valuation techniques	Unobservable inputs	Range (Weighted average (1))
Fixed maturities
U.S. states, territories and municipalities	$95,181	Discounted cash flow	Credit spreads	2.5% – 254.5%, (14.3%)
Other invested assets
Total return swaps, net	(926)	Discounted cash flow	Credit spreads	2.4% – 41.3%, (36.5%)
Insurance-linked securities – longevity swaps	5,663	Discounted cash flow	Credit spreads	1.7% (1.7%)
Notes and loans receivables	1,791	Discounted cash flow	Credit spreads	17.5% (17.5%)
			Gross revenue/fair value	1.1 (1.1)
Note securitization	403	Discounted cash flow	Credit spreads	2.5% (2.5%)
Fund investments	8,832	Discounted cash flow	Effective yield	3.5% (3.5%)
Real estate company investment	560,687	Income capitalization	Estimated rental value (per sq ft)	$92 - $100 ($96)
			Net initial yield	2.2% - 4.5% (3.9%)
			Reversionary yield	4.4% - 4.9% (4.7%)
		Comparable method	Sale value (per sq ft)	$1,763 - $5,916 ($5,222)

(1)Unobservable inputs were weighted by the relative fair value of the instruments.
The tables above do not include financial instruments that are measured using unobservable inputs (Level 3) where the unobservable inputs were obtained from external sources and used without adjustment. These financial instruments include asset-backed securities (included in Fixed maturities); equities (included within Equities), certain notes and loans receivables and certain fund investments (included within Other invested assets), certain privately placed corporate loans (included within Other invested assets) and certain derivatives.
Changes in the fair value of the Company’s financial instruments subject to the fair value option during the years ended December 31, 2022, 2021 and 2020 were as follows (in thousands of U.S. dollars):

	2022	2021	2020
Fixed maturities and short-term investments	$(1,807,048)	$(558,466)	$219,946
Equities	(505,072)	198,780	167,456
Other invested assets	(136,580)	184,209	63,669
Total	$(2,448,700)	$(175,477)	$451,071
All of the above changes in fair value are included in Net realized and unrealized investment (losses) gains in the Consolidated Statements of Operations. The change in the fair value of Other invested assets subject to the fair value option does not include certain derivatives.
The following methods and assumptions were used by the Company in estimating the fair value of each class of financial instrument recorded in the Consolidated Balance Sheets. There have been no material changes in the Company’s valuation techniques during the periods presented.
Fixed maturities
•U.S. government and government sponsored enterprises—consists primarily of bonds issued by the U.S. Treasury and debt securities issued by government sponsored enterprises and federally owned or established corporations. These securities are generally priced by independent pricing services. The independent pricing services may use actual transaction prices for securities that have been actively traded. For securities that have not been actively traded, each pricing source has its own proprietary method to determine the fair value, which may incorporate option adjusted spreads (OAS), interest rate data and market news. The Company generally classifies these securities in Level 2.
•U.S. states, territories and municipalities—consists primarily of bonds issued by U.S. states, territories and municipalities and the Federal Home Loan Mortgage Corporation. Certain of the bonds that are issued by municipal housing authorities and the Federal Home Loan Mortgage Corporation are not actively traded and are priced based on internal models using unobservable inputs (credit spreads). Accordingly, the Company classifies these securities in Level 3. A significant increase (decrease) in credit spreads in isolation could result in a significantly lower (higher) fair value measurement. The remaining securities are generally priced by independent pricing services using the techniques described for U.S. government and government sponsored enterprises above. The Company generally classifies these securities in Level 2.
•Non-U.S. sovereign government, supranational and government related—consists primarily of bonds issued by non-U.S. national governments and their agencies, non-U.S. regional governments and supranational organizations. These securities are generally priced by independent pricing services using the techniques described for U.S. government and government sponsored enterprises above. The Company generally classifies these securities in Level 2.
•Corporate—consists primarily of bonds issued by U.S. and foreign corporations covering a variety of industries and issuing countries. Corporate securities also include real estate investment trusts, catastrophe bonds, longevity and mortality bonds and government guaranteed corporate debt. These securities are generally priced by independent pricing services and brokers. The pricing provider incorporates information including credit spreads, interest rate data and market news into the valuation of each security. The Company generally classifies these securities in Level 2. When a corporate security is inactively traded or the valuation model uses unobservable inputs, the Company classifies the security in Level 3.
•Asset-backed securities—consists of special purpose financing securities. With the exception of special purpose financing, these asset-backed securities are generally priced by independent pricing services and brokers. The pricing provider applies dealer quotes and other available trade information, prepayment speeds, yield curves and credit spreads to the valuation. The Company generally classifies these securities in Level 2. Special purpose financing securities are generally inactively traded and are priced based on valuation models using unobservable inputs (credit spreads). The Company generally classifies these securities in Level 3. A significant increase (decrease) in credit spreads in isolation could result in a significantly lower (higher) fair value measurement.
•Residential mortgage-backed securities—primarily consists of bonds issued by the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, as well as private, non-agency issuers. These residential mortgage-backed securities are generally priced by independent pricing services and brokers. When current market trades are not available, the pricing provider or the Company will employ proprietary models with observable inputs including other trade information, prepayment speeds, yield curves and credit spreads. The Company generally classifies these securities in Level 2.
In general, the methods employed by the independent pricing services to determine the fair value of the securities that have not been actively traded primarily involve the use of “matrix pricing” in which the independent pricing source applies the credit spread for a comparable security that has traded recently to the current yield curve to determine a reasonable fair value. The Company generally uses one pricing source per security and uses a pricing service ranking to consistently select the most appropriate pricing service in instances where it receives multiple quotes on the same security. When fair values are unavailable from these independent pricing sources, quotes are obtained directly from broker-dealers who are active in the corresponding markets. Most of the Company’s fixed maturities are priced from the pricing services or dealer quotes. The Company will typically not make adjustments to prices received from pricing services or dealer quotes; however, in instances where the quoted external price for a security uses significant unobservable inputs, the Company will classify that security as Level 3. The methods used to develop and substantiate the unobservable inputs used are based on the Company’s valuation policy and are dependent upon the facts and circumstances surrounding the individual investments which are generally transaction specific. The Company’s inactively traded fixed maturities are classified as Level 3. For all fixed maturity investments, the bid price is used for estimating fair value.
Short-term investments
Short-term investments are valued in a manner similar to the Company’s fixed maturity investments and are generally classified in Level 2 or 3 depending on the inputs used in the valuation of the asset.
Equities
Equity securities include U.S. and foreign common and preferred stocks, real estate investment trusts and certain fund investments. Publicly traded equities are generally classified in Level 1 as the Company uses prices received from independent pricing sources based on quoted prices in active markets. Equities classified as Level 2 are preferred equities. Equities classified as Level 3 are generally inactively traded common stocks. For these investments, the Company utilizes prices from third-party sources without adjustment. Fund investments are valued using net asset valuations as a practical expedient as discussed in further detail below.
Other invested assets
The Company’s foreign exchange forward contracts, interest rate swaps, TBAs and certain privately placed corporate loans are generally classified as Level 2 within the fair value hierarchy and are priced by independent pricing services.
Included in the Company’s Level 3 classification, in general, are certain derivatives, including weather derivative insurance-linked securities and total return swaps; certain privately placed corporate loans; notes and loans receivable and note securitizations; certain fund investments; and a real estate company investment. For Level 3 instruments, the Company will generally (i) receive a price based on a manager’s or trustee’s valuation for the asset; (ii) develop an internal discounted cash flow model to measure fair value; (iii) use market return information, adjusted if necessary and weighted using management’s judgment, from comparable selected publicly traded equity funds in a similar region and of a similar size, or (iv) receive the valuation information and techniques used by real estate company investments. Where the Company receives prices from the manager or trustee, these prices are based on the manager’s or trustee’s estimate of fair value for the assets and are generally audited on an annual basis. Where the Company develops its own discounted cash flow models, the inputs will be specific to the asset in question, based on appropriate historical information, adjusted as necessary, and using appropriate discount rates. When the Company utilizes significant unobservable inputs including market return information, information is weighted using managements' judgement, obtained from comparable selected publicly traded companies in the same industry, in a similar region and of similar size and effective yields. Significant increases (decreases) in these inputs in isolation could result in a significantly higher (lower) fair value measurement for an asset. When the Company uses the valuation information and techniques used by real estate company investments, it independently evaluates the valuation techniques being utilized by the entity to ensure techniques are consistent with U.S. GAAP. Valuation techniques include the income capitalization technique or the comparable method and are based on the properties' highest and best use, with typical market based assumptions, such as estimated rental values, net initial yield, reversionary yield and sales values. A significant increase (decrease) in estimated rental values, reversionary yield and/or sales values could result in a significantly higher (lower) fair value measurement for an asset, while a significant increase (decrease) in net initial yield could result in a significantly lower (higher) fair value measurement for an asset.
Significant unobservable inputs used in the fair value measurement of Other invested assets classified as Level 3 also include credit spreads and gross revenue to fair value ratios. Significant increases (decreases) in any of these inputs in isolation could result in a significantly lower (higher) fair value measurement.
Fund investments included in Other invested assets are generally valued using net asset valuations as a practical expedient as discussed in further detail below.
As part of the Company’s modeling to determine the fair value of an investment, other than for those measured using net asset valuations as a practical expedient, the Company also uses credit risk as an input to models, however, the majority of the
Company’s counterparties are investment grade rated institutions and the failure of any one counterparty would not have a significant impact on the Company’s consolidated financial statements.
Measuring the Fair Value of Investments Using Net Asset Valuations as the Practical Expedient
The table below reflects the Company's portfolio of investments measured using net asset valuations as the practical expedient (in thousands of US dollars):

	At December 31, 2022		December 31, 2021
	Carrying Value (1)	Remaining Unfunded Commitment	Carrying Value (1)	Remaining Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Public equity funds	$629,125	$—	$1,461,620	$—	See below	See below
Private equity funds	389,736	150,458	499,289	195,871	See below	See below
Private credit funds	404,065	67,815	294,760	184,590	See below	See below
Multi-strategy funds	689,004	147,409	712,147	114,880	See below	See below
Total fund investments	$2,111,930	$365,682	$2,967,816	$495,341

(1)The table above only reflects the Company's investments valued at fair value based on the NAV practical expedient, which includes fund investments of $840 million included in Equities and $1,272 million included in Other invested assets at December 31, 2022 and fund investments of $1,621 million included in Equities and $1,347 million included in Other invested assets at December 31, 2021.
Investment Strategies and redemption terms and conditions of the various funds included in the above table are as follows:
Public Equity Funds— The Company's investments in public equity funds include long/short funds and also funds invested in geographically diverse regions such as Asia, seeking higher risk-adjusted returns, that primarily invest in public equities. The Company generally has the right to redeem these funds during a quarterly redemption period with 30 - 60 days' prior notice, some of which are subject to redemption thresholds and redemption fees. During 2022, the Company agreed it would not sell certain investments with a carrying value of $422 million at December 31, 2022 for a three year period.
Private Equity Funds— The Company's investments in private equity funds include limited partnerships or similar interests that invest in private equity assets. The Company generally has no right to redeem its interest in any of these private equity funds in advance of dissolution of the applicable limited partnerships. Instead, distributions are received by the Company in connection with the exit from the underlying private equity investments of the fund. It is estimated that the majority of the underlying assets of the limited partnerships would liquidate over 5 to 10 years from inception of the limited partnership.
Private Credit Funds— The Company's investments in private credit funds include funds and limited partnerships or similar interests that invest in private credit instruments, including senior secured bank loan funds, secondaries, and mezzanine investments. The Company generally has no right to redeem its interest in any of these private credit funds in advance of dissolution of the applicable limited partnerships. Instead, distributions are received by the Company in connection with the liquidation or maturity of the underlying private credit assets of the fund. It is estimated that the majority of the underlying assets of the limited partnerships would liquidate over 5 to 10 years from inception of the limited partnership.
Multi-Strategy Funds— The Company's investments in multi-strategy funds include limited partnerships or similar interests that invest across diverse asset classes, including equities, bonds, credit markets, and real estate. For one multi-strategy fund with a carrying value of $314 million and $384 million at December 31, 2022 and 2021, respectively, the Company does have quarterly redemption rights subject to a 60 day notice period, gate policy and 36 month lock-up period which ends in 2024. The Company generally has no right to redeem its interest in any of the remaining multi-strategy limited partnership funds in advance of dissolution. Instead, distributions are received by the Company in connection with the liquidation or maturity of the underlying assets of the fund. It is estimated the majority of the underlying assets of the limited partnerships would liquidate over 5 to 10 years from inception of the limited partnership.
The fair values of these public equity, private equity, private credit and multi-strategy funds are estimated using net asset valuations as advised by external fund managers or third party administrators. NAV's are based on the manager's or administrator's valuation of the underlying assets of the fund in accordance with the fund's governing documents and in accordance with U.S. GAAP. For NAV fund valuations, valuation statements are typically released on a reporting lag and accordingly, the Company estimates the value of these funds using the most recent fund valuations as adjusted for capital calls, redemptions, drawdowns and distributions. NAV estimates may not be available from all fund managers, therefore the Company typically has a reporting lag in its fair value measurements of these funds.
The fair values of these funds are measured using the NAV practical expedient, therefore the fair values of these funds have not been categorized within the fair value hierarchy.
(b) Fair Value of Financial Instrument Liabilities
At December 31, 2022 and 2021, the carrying values of financial instrument liabilities recorded in the Consolidated Balance Sheets approximate their fair values, with the exception of the Company's senior notes and junior subordinated notes. The fair value of the senior notes as of December 31, 2022 and 2021 was calculated based on discounted cash flow models using observable market yields and contractual cash flows based on the aggregate principal amount outstanding. The fair value of the junior subordinated notes as of December 31, 2022 and 2021 was calculated based on market data valuation models using observable inputs based on the aggregate principal amount outstanding of the debt.
See Note 9 for further details related to the Company's debt, including the carrying values and fair values.
At December 31, 2022 and 2021, the Company’s senior notes and junior subordinated notes were classified as Level 2 in the fair value hierarchy.
Disclosures about the fair value of financial instrument liabilities exclude insurance contracts.